Description of the Plan (Details) - PVH Associates Investment Plan [Member]		12 Months Ended
	Jul. 01, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Description of the Plan [Line Items]
Employee benefit plan number of consecutive days		3 months
Number of employees who administer plan		2
Participant's eligible compensation percentage		75.00%
Participant's eligible annual compensation amount (in Dollars)		$ 23,500	$ 23,000
Pre-tax base pay contribution rate		3.00%
Employee benefit plan employer contribution percentage		3.50%
Vested percentage		100.00%
Employer contribution maximum vesting age		65 years
Minimum loan amount (in Dollars)		$ 1,000
Maximum loan amount (in Dollars)		$ 50,000
EBP participant’s highest outstanding loan balance period		12 months
Percentage of vested participant’s account		50.00%
Interest rates		1.00%
Loan repayment term primary residence		15 years
Loan repayment maturity term upon termination		90 days
Notes receivable (in Dollars)		$ 6,848,804	7,602,857
Forfeitures amount (in Dollars)		520,003	1,607,102
Forfeited non-vested accounts (in Dollars)		$ 856,507	377,449
PVH Corp. common stock [Member]
Description of the Plan [Line Items]
EBP participant contribution specific fund selection maximum contribution percentage		25.00%
Participants Aged Over 50 [Member]
Description of the Plan [Line Items]
Participant's eligible annual additional compensation amount (in Dollars)		$ 7,500	7,500
Employer Contributions [Member]
Description of the Plan [Line Items]
Employee benefit plan employer contribution percentage	3.50%
EBP True-up contribution due to plan (in Dollars)		$ 551,748	$ 585,491
Minimum [Member]
Description of the Plan [Line Items]
Service hours per week for plan eligibility, full-time employees		20
Service hours for plan eligibility, full-time employees		500
Service hours for Plan eligibility, Part-time employees		1,000
Annual automatic increase program rate		1.00%
Loan repayments term		1 year
Notes receivable interest rates		4.25%
Minimum [Member] | Eligible Compensation [Member]
Description of the Plan [Line Items]
Matching percentage		100.00%
Participant contributes percentage		1.00%
Maximum [Member]
Description of the Plan [Line Items]
Annual automatic increase program rate		10.00%
Loan repayments term		5 years
Notes receivable interest rates		9.50%
Maximum [Member] | Eligible Compensation [Member]
Description of the Plan [Line Items]
Matching percentage		50.00%
Participant contributes percentage		5.00%